Revenue from Operations - Summary of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 12,780	$ 11,799	$ 10,939
Software Services
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	12,003	11,184	10,371
Products and Platforms
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 777	$ 615	$ 568